LVIP Protected Profile Conservative Fund
(Standard and Service Class)
Summary Prospectus
April 30, 2012
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund’s Prospectus and Statement of Additional Information, both dated April 30, 2012, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Protected Profile Conservative Fund (the “Fund”), formerly the LVIP Conservative Profile Fund, is to seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1 fees)	None	0.25%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.50%	0.50%
Total Annual Fund Operating Expenses (including AFFE)[2]	0.80%	1.05%
1 The AFFE has been restated to reflect the current expenses of the Fund.
2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$82	$255	$444	$990
Service Class	$107	$334	$579	$1,283
LVIP Protected Profile Conservative Fund1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds, including exchange-traded funds (“underlying funds”). The underlying funds invest primarily in equity securities and/or fixed income securities. Under normal circumstances, the Fund invests approximately 40% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 60% of its assets in underlying funds which invest primarily in fixed income securities (bonds).
The adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. The Fund will have a substantial portion of its allocation to underlying funds invested in funds employing a passive investment style (i.e., index funds). The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign fixed-income securities, including mortgage-backed securities and high yield (junk) bonds, and derivatives.
A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign equity securities (stocks) including large-cap, medium-cap and small-cap equities and both growth and value equity securities. The foreign securities held by the underlying funds generally will be from issuers in both developed and emerging markets. The Fund, through the underlying funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.
The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The protection sub-strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.
Under certain circumstances, the Fund's use of exchange-traded futures in the protection sub-strategy may increase its economic exposure to equity securities up to a maximum of 50% of the Fund's assets. Consequently, the Fund's minimum exposure to fixed income securities is 50%.
On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described below and adding or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The adviser uses various analytical tools and proprietary and third party research to construct the portfolio in ways that seek to outperform the Protected Profile Conservative Composite.The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment.
The Protected Profile Conservative Composite, an unmanaged index compiled by LIA, the Fund's adviser, is constructed as follows: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Bond Index and 10% MSCI EAFE NR Index. The Fund's protection sub-strategy may cause the Fund's return to trail the return of the un-hedged composite in strong, increasing markets.
The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).
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Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
• Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
• Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.
• Fund of Funds Risk: Because the Fund invests in shares of the underlying funds, the Fund is exposed to the same investments as those made by the various underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in those underlying funds. The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund invests. The Fund's ability to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.
• Passive Management Risk: The Fund will invest in underlying funds that use an indexing strategy and do not individually select securities. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
• Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
• Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
• Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
• Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.
• Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.
• Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce an underlying fund's income because it may have to reinvest the proceeds at lower interest rates.
• Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
• Below Investment Grade Bond Risk: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for positions in below investment grade bonds.
• Derivatives Risk: The use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
• Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
• Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
LVIP Protected Profile Conservative Fund3

• Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
• Geographic Concentration Risk: The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which an underlying fund invests and could be more volatile than the performance of more geographically-diversified funds.
• Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
• Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
• Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.
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Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard and Service Class for the one year, five year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Protected Profile Conservative Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 30% Wilshire 5000 Total Market IndexSM, 60% Barclays Capital U.S. Aggregate Bond Index and 10% MSCI EAFE NR Index. The Protected Profile Conservative Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the second quarter of 2009 at: 11.89%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (8.03%)
	Average Annual Total Returns For periods ended 12/31/11
	1 year	5 years	Lifetime (Since inception 5/3/05)
LVIP Protected Profile Conservative Fund–Standard Class	3.69%	4.69%	5.80%
LVIP Protected Profile Conservative Fund–Service Class	3.45%	4.43%	5.54%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.75%
Protected Profile Conservative Composite	4.00%	3.98%	5.19%
Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation
Portfolio Manager(s)	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since May 2011
David A. Weiss	Vice President, Chief Investment Officer	Since May 2011
LVIP Protected Profile Conservative Fund5

Purchase and Sale of Fund Shares
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable annuity contract or variable life insurance contract (“variable contract”), or refer to their variable contract prospectus. Because all the shares of the Fund sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The Fund intends to make distributions to its insurance company shareholders that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the Fund and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Protected Profile Conservative Fund